REPORTABLE SEGMENTS	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

10. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and natural gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating (loss) / income. Segment operating (loss) / income does not include general corporate expenses, such as corporate overhead (costs incurred at the Company’s global and regional headquarter locations), share-based compensation, and transaction and integration costs, as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: hydraulic fracturing, coiled tubing, stimulation and pumping, cementing, nitrogen services, filtration services, pipelines and industrial services, production assurance, artificial lift services, completions and integrated production management.

Drilling and Evaluation Services generates its revenue from the following service offerings: rigs and integrated services, fishing and downhole tools, thru-tubing intervention, tubular running services, directional drilling, drilling and completion fluids, pressure control, well testing services, wireline logging services, and slickline services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region.

Revenue from operations

	For the three-month period ended
	March 31, 2025	March 31, 2024
Reportable Segment:
Production Services	$188,087	$194,503
Drilling and Evaluation Services	115,015	102,345
Total external revenue	$303,102	$296,848

Long-lived assets

	As of
	March 31, 2025	December 31, 2024
Reportable Segment:
Production Services	$211,361	$220,453
Drilling and Evaluation Services	161,233	162,295
Total Reportable Segments	372,594	382,748
Unallocated assets	53,413	55,398
Total long-lived assets	$426,007	$438,146

Unallocated assets mainly comprise of buildings and leasehold improvements in the countries which supports both the segments in the normal course of business.

Total segment operating income

	For the three-month period ended
	March 31, 2025	March 31, 2024
Reportable Segment:
Production Services	$20,029	$18,924
Drilling and Evaluation Services	16,147	9,756
Total Reportable Segments	36,176	28,680
Unallocated expenses	(15,235)	(4,122)
Total operating income	20,941	24,558
Interest expense, net	(8,284)	(10,604)
Other income, net	1,059	621
Income before income tax	$13,716	$14,575

Unallocated expenses for the three-month periods ended March 31, 2025, and March 31, 2024, respectively, mainly include corporate selling, general, and administrative expenses (inclusive of amortization), offset in small part by a portion of these costs that are allocated to the reportable segments. As described elsewhere, corporate selling, general, and administrative expenses are primarily comprised of payroll and compensation costs for headquarters’ employees, professional and legal expenses relating to audit firms, consulting firms and legal counsel, and depreciation charges on headquarters’ offices and leasehold improvements.

Significant segment expenses, which represent the difference between segment revenue and pretax segment income, consist of the following:

	For the three-month period ended
	March 31, 2025	March 31, 2024

Production Services:
Compensation	$47,025	$45,720
Cost of products, materials, and supplies	53,017	56,498
Transport and rental	28,316	27,481
Depreciation and amortization	20,232	17,729
Other	19,462	28,150
	$168,052	$175,578

	For the three-month period ended
	March 31, 2025	March 31, 2024

Drilling and Evaluation Services:
Compensation	$36,658	$32,603
Cost of products, materials, and supplies	17,932	17,114
Transport and rental	22,287	15,385
Depreciation and amortization	11,405	10,564
Other	10,592	16,924
	$98,874	$92,590

Other segment expenses include mobilization, occupancy, professional, and other costs.

Revenue by geographic area

	For the three-month period ended
	March 31, 2025	March 31, 2024
Geographic Area:
Domestic (British Virgin Islands)	$-	$-
MENA	301,458	293,728
Rest of World	1,644	3,120
Total revenue	$303,102	$296,848

Long-lived assets by geographic area

	As of
	March 31, 2025	December 31, 2024
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	416,276	428,353
Rest of World	9,731	9,793
Total long-lived assets	$426,007	$438,146

11. SUBSEQUENT EVENTS

On May 19, 2025, the Company announced its intention to commence an exchange offer and consent solicitation relating to its outstanding warrants. The Company intends to offer, to all holders of the warrants, the opportunity to receive 0.10 ordinary shares in exchange for each outstanding warrant tendered by the holder and exchanged pursuant to the offer. If all warrants are exchanged, the Company will issue 3,554,038 ordinary shares. The Company does not expect the costs of the exchange offer to have a material impact on the Company’s unaudited condensed consolidated statement of operations as the costs of the exchange offer will be recorded as a reduction to Common stock and additional paid-in capital on the Company’s unaudited condensed consolidated balance sheet. Had the exchange offer been fully reflected in the Company’s weighted average shares outstanding as of January 1, 2025, the Company’s Earnings per share (Note 9) for the three months ended March 31, 2025, would have been reduced by $0.01 per share on both a basic and diluted basis.

Cautionary Note Regarding Forward-Looking Statements

This Periodic Report on Form 6-K (this “Periodic Report”) contains forward-looking statements (as such term is defined in Section 27A of the Securities Act of 1933, as amended, (the “Securities Act”), and Section 21E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)). Any and all statements contained in this Periodic Report that are not statements of historical fact may be deemed forward-looking statements. Terms such as “may,” “might,” “would,” “should,” “could,” “project,” “estimate,” “predict,” “potential,” “strategy,” “anticipate,” “attempt,” “develop,” “plan,” “help,” “believe,” “continue,” “intend,” “expect,” “future,” and terms of similar import (including the negative of any of these terms) may identify forward-looking statements. However, not all forward-looking statements may contain one or more of these identifying terms. Forward-looking statements in this Periodic Report may include, without limitation, statements regarding our ability to implement our remediation plan in connection with the material weakness in our internal control over financial reporting, the plans and objectives of management for future operations, projections of income or loss, earnings or loss per share, capital expenditures, dividends, capital structure or other financial items, our future financial performance, including any such statement contained in a discussion and analysis of financial condition by management or in the results of operations included pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”), expansion plans and opportunities, completion and integration of acquisitions and the assumptions underlying or relating to any such statement.